Fair Value Measurements - Summary of Information about Company's Assets Measured on Recurring Basis (Detail) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 47,547,084	$ 380,360,382	$ 375,032,984
Fair Value, Measurements, Recurring [Member] | Level 1 | U.S. Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	47,547,084	380,360,382	375,032,984
Fair Value, Measurements, Recurring [Member] | Level 1 | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities	93,750	187,500	5,437,500
Fair Value, Measurements, Recurring [Member] | Level 3 | U.S. Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities	$ 66,667	$ 133,334	$ 3,866,667